Annual Total Returns[BarChart] - UltraInternational ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(32.88%)	32.66%	39.81%	(16.30%)	(8.40%)	(5.00%)	48.19%	(31.46%)	38.95%	(0.11%)